Additional Information to the Statements of Comprehensive Loss (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Additional Information to the Statements of Comprehensive Loss [Abstract]
Salaries and related benefits	$ 3,289	$ 3,338	$ 3,365
Subcontractors	1,530	2,620	2,241
Laboratory materials	275	687	491
Patents	288	334	198
Share-based payment	182	399	31
Travel	2	112	65
Depreciation	87	39	31
Other	383	604	658
Less-Government grants	(213)	(257)	(924)
Research and development expenses, net	$ 5,823	$ 7,876	$ 6,156